Description of Business and Basis of Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Description of Business and Basis of Financial Statements
1.	Description of Business and Basis of Financial Statements

Description of Business

We are a biotherapeutic company that has been developing a cell-based therapy targeting the treatment of acute forms of liver failure. Our initial product candidate, the ELAD® System, or ELAD, is a human-cell-based, bio-artificial liver, which was being developed to improve rates of survival among patients with acute forms of liver failure. Since inception, we have devoted essentially all of our efforts to product development, clinical testing and pilot manufacturing and have not recognized revenues from our planned principal operations.

In September 2018, we reported top-line data from our phase 3 clinical trial of ELAD, VTL-308, in 151 subjects with severe alcoholic hepatitis. Although there was a numerical improvement in survival in the ELAD-treated group between three months and one year following randomization, the study failed to meet the primary endpoint of a significant improvement in overall survival through at least ninety-one days. The secondary endpoint of the proportion of survivors at study day ninety-one also showed no statistically significant difference between the groups.

Considering these results, we do not believe the ELAD System can be approved in the United States or the European Union without additional clinical trials, if ever, and that such clinical trials would require substantial capital and time to complete. Consequently, we have ceased any further development of the ELAD System for the United States and Europe, substantially reduced our workforce, discontinued most of our supply and service agreements, and have shifted our strategic focus to identifying and exploring strategic alternatives including a merger, an acquisition or sale of assets or even a dissolution and liquidation of the company.

Our business, operating results, financial condition and prospects are subject to significant risks and uncertainties. As we currently have no commercial products or products in later stage development, it may be difficult to secure additional funding in light of these risks and circumstances. There can be no assurance any transaction will result from our evaluation of strategic alternatives.

Liquidity

We have a history of incurring losses and negative cash flows from operations and have an accumulated deficit of $335.0 million through September 30, 2018. In conjunction with our review of strategic alternatives and our decision to cease the further development of ELAD, we significantly reduced our projected monthly cash usage. Based on these actions, we believe that our existing cash and cash equivalents of $17.8 million would be sufficient to meet our known liabilities and commitments as of September 30, 2018; however, we expect our resource requirements to change materially to the extent we identify and enter into any strategic transactions. We have based this estimate on assumptions that may prove to be wrong, and we could utilize our available capital resources sooner than we currently expect. The timing and amount of our actual expenditures will be based on many factors, including, but not limited to, future research and development efforts if any, the strategic options that we pursue, and any unforeseen cash needs which may deplete current cash and cash equivalents sooner than planned.

We currently have an effective shelf registration statement on Form S-3 on file with the Securities and Exchange Commission, or SEC, which expires June 2021. The shelf registration statement currently permits the offering, issuance and sale by us of up to an aggregate offering price of $200.0 million of common stock, preferred stock, warrants, debt securities or units in one or more offerings and in any combination, of which $60.0 million may be offered, issued and sold under an “at-the-market” sales agreement with Cantor Fitzgerald & Co. However, we expect the amounts available under the shelf registration statement to be significantly limited in the future if our public float remains below $75.0 million as measured on December 31, 2018, although we could use a registration statement on Form S-1 or private placements. Funding, however, is likely to be more difficult to secure due to our past clinical trials not meeting their primary or secondary endpoints.

There is no assurance that we will be able to obtain additional funding if needed on acceptable terms or at all. These factors described above and our history of ongoing losses, raise substantial doubt over whether we will continue as a going concern for one year from the date of the issuance of our condensed consolidated financial statements for the nine months ended September 30, 2018.

Basis of Presentation and Consolidation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles, or GAAP, and the rules and regulations of the SEC related to a quarterly report on Form 10-Q. Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations. The condensed consolidated balance sheet as of December 31, 2017 included in this report has been derived from the audited consolidated financial statements included in our Annual Report on Form 10-K. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual audited consolidated financial statements and, in the opinion of management, reflect all adjustments that are necessary for a fair statement of the financial position, results of operations and cash flows for the periods presented. All such adjustments are of a normal and recurring nature.

In addition, our condensed consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The condensed consolidated financial statements for the nine months ended September 30, 2018 do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that could result from uncertainties related to whether we continue as a going concern.

Unaudited Interim Financial Information

The results for the nine months ended September 30, 2018 are not indicative of results to be expected for the year ending December 31, 2018 or any other future interim period or year. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2017, included in our Annual Report on Form 10-K filed with the SEC on March 13, 2018.

The unaudited interim condensed consolidated financial statements include the accounts of Vital Therapies, Inc. and its wholly-owned subsidiaries located in the United Kingdom and China, both of which are currently inactive. All intercompany accounts and transactions have been eliminated in consolidation. We manage our operations as a single reportable segment for the purposes of assessing performance and making operating decisions.

1.	Description of Business and Basis of Financial Statements

Description of Business

We are a clinical-stage biotechnology company focusing on the discovery, development and commercialization of cell-based therapies capable of transforming the management of life-threatening conditions. Our initial product candidate, the ELAD ® System, or ELAD, is a human-cell-based, bio-artificial liver which is being developed to improve rates of survival among patients with acute forms of liver failure. Since inception, we have devoted essentially all of our efforts to product development, clinical testing and pilot manufacturing and have not recognized revenues from our planned principal operations. In August 2015, we reported that our VTI-208 phase 3 clinical trial of ELAD in severe alcoholic hepatitis failed to reach its primary or secondary endpoints, although medically pertinent pre-specified subsets based on age and disease severity did show trends toward efficacy. Considering the results of the VTI-208 clinical trial and in an effort to focus our personnel and financial resources, we also discontinued our VTI-210 and VTI-212 clinical trials. We are currently completing enrollment of subjects in our new phase 3 clinical trial of ELAD, known as VTL-308, in severe alcoholic hepatitis, based on our analysis of the results of the VTI-208 clinical trial. Our business, operating results, financial condition and growth prospects are subject to significant risks and uncertainties including the failure of our clinical trial to meet its endpoint, failure to obtain regulatory approval to commercialize ELAD and failure to secure additional funding to complete the development and commercialization of ELAD.

Liquidity

We have a history of incurring losses and negative cash flows from operations and have an accumulated deficit of $296.0 million through December 31, 2017. Based on the structure and timing of the VTL-308 clinical trial, assuming limited activities related to the submission for a biologics license application, or BLA, and that we do not begin building any significant commercial infrastructure, we believe that our existing cash and cash equivalents of $56.9 million as of December 31, 2017 should be sufficient to fund our operations through the first quarter of 2019, past the expected announcement of topline data for the VTL-308 clinical trial, which we currently anticipate to be in the third quarter of 2018. We have based this estimate on assumptions that may prove to be wrong, and we could utilize our available capital resources sooner than we currently expect. The timing and amount of our actual expenditures will be based on many factors, including, but not limited to, the timing of and enrollment in our clinical trials, the timing of any possible submission of a BLA, decisions with respect to building commercial operations, and any unforeseen cash needs which may deplete current cash and cash equivalents sooner than planned. Furthermore, our operating plans may change, and we may need additional funds earlier to meet operational needs and capital requirements for product development, BLA-related activities and building for commercialization.

We plan to address our liquidity needs through pursuing additional funding which we may seek to obtain through a combination of equity or debt financings, or government or other third-party financing, marketing and distribution arrangements and other collaborations, strategic alliances and licensing arrangements. In this regard, we currently have an effective shelf registration statement on Form S-3 on file with the SEC. The shelf registration statement currently permits the offering, issuance and sale by us of up to an aggregate offering price of $112.5 million of common stock, preferred stock, warrants, debt securities or units in one or more offerings and in any combination, of which $62.2 million may be offered, issued and sold under an “at-the-market” sales agreement with Cantor Fitzgerald & Co. However, there is no assurance that we will be able to obtain additional funding on acceptable terms or at all. If the Company is not able to secure adequate additional funding, it will be required to make reductions in certain spending to extend current funds. If we are unable to raise adequate funds, we may have to liquidate some or all of our assets, or we may have to delay, reduce the scope of, or eliminate some or all of our development programs or clinical trials. We may also have to delay development or commercialization of our products or license to third parties the rights to commercialize products or technology that we would otherwise seek to commercialize. Any of these factors could harm our operating results and future prospects.

This discussion contains forward-looking statements within the meaning of Section 27A of the Securities Act of 1933, as amended, and Section 21E of the Securities and Exchange Act of 1934, as amended, that are based on beliefs and assumptions currently available to management, and that involve risks and uncertainties and our actual results could differ materially.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles, or GAAP, and include the accounts of Vital Therapies, Inc. and its wholly-owned subsidiaries located in the United Kingdom and China, both of which are currently inactive. All intercompany accounts and transactions have been eliminated in consolidation. We manage our operations as a single reportable segment for the purposes of assessing performance and making operating decisions.